SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 194,460	$ 194,460
Accumulated amortization	169,460	152,793
Intangible assets, net	25,000	41,667
Contractual Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	66,361	66,361
Accumulated amortization	66,361	66,361
Implementation [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	28,099	28,099
Accumulated amortization	28,099	28,099
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	100,000	100,000
Accumulated amortization	$ 75,000	$ 58,333